Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Interest Rate Swap Agreements

The following table summarizes the terms of the interest rate swap agreements as of March 31, 2013:

Fixed Interest Rates	Expiration Date	Notional Amount
		(In thousands)
2.75% to 3.19%	March 31, 2017	$650,000

The following table summarizes the terms of the interest rate swap agreements as of December 31, 2012:

Fixed Interest Rates	Expiration Date	Notional Amount
		(In thousands)
2.75% to 3.19%	March 31, 2017	$650,000

Derivatives Recorded at Fair Value in Consolidated Balance Sheets

As of March 31, 2013 and December 31, 2012, derivatives recorded at fair value in our unaudited condensed consolidated balance sheets were as follows:

	Derivative assets		Derivative liabilities
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
	(In thousands)
Derivatives designated as Hedging Instruments
Foreign currency contracts—current (1)	$—	$—	$126	$489
Derivatives not designated as Hedging Instruments
Interest rate swap contracts—current (1)	—	—	18,288	18,262
Interest rate swap contracts—noncurrent (2)	—	—	44,118	48,669

Total derivatives	$—	$—	$62,532	$67,420

(1)	Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in other current assets and accounts payable and accrued expenses, respectively, in our unaudited condensed consolidated balance sheets.
(2)	Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our unaudited condensed consolidated balance sheets.

As of December 31, 2012 and 2011, derivatives recorded at fair value in our consolidated balance sheets were as follows:

	December 31,
	Derivative assets		Derivative liabilities
	2012	2011	2012	2011
	(In thousands)
Derivatives designated as Hedging Instruments
Foreign currency contracts — current(1)	$—	$411	$489	$—
Derivatives not designated as Hedging Instruments
Interest rate swap contracts — current(1)	—	—	18,262	—
Interest rate swap contracts — noncurrent(2)	—	—	48,669	—

Total derivatives	$—	$411	$67,420	$—

(1)	Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in other current assets and accounts payable and accrued expenses, respectively, in our consolidated balance sheets.
(2)	Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our consolidated balance sheets.

Gains and Losses on Derivatives Designated as Cash Flow Hedges

Gains and losses on derivatives designated as cash flow hedges reclassified from accumulated other comprehensive income into income were as follows:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
(Gains)/losses on foreign currency contracts(1)	$(320)	$101	$—

(1)	Recorded in cost of sales in our consolidated statements of operations.

Summary of Derivatives Assets and Liabilities Measured at Fair Value on Recurring Basis

A summary of our derivative assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012 is as follows:

	Fair value as of March 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Liability—Foreign currency contracts	$126	$—	$126	$—
Liability—Interest rate swap contracts	62,406	—	62,406	—

	Fair value as of December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Liability—Foreign currency contracts	$489	$—	$489	$—
Liability—Interest rate swap contracts	66,931	—	66,931	—

A summary of our derivative assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011 is as follows:

	Fair value as of December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Liability — Foreign currency contracts	$489	$—	$489	$—
Liability — Interest rate swap contracts	66,931	—	66,931	—

	Fair value as of December 31, 2011	Level 1	Level 2	Level 3
	(In thousands)
Asset — Foreign currency contracts	$411	$—	$411	$—
Liability — Interest rate swap contracts	—	—	—	—